Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization
Organization

1. Organization

Farmland Partners Inc. (the “Company”) is an internally managed real estate company that owns and seeks to acquire high-quality primary row crop farmland located in agricultural markets throughout North America. The Company was incorporated in Maryland on September 27, 2013. The Company is the sole member of the general partner of Farmland Partners Operating Partnership, LP (the “Operating Partnership”), which was formed in Delaware on September 27, 2013. The operations of the Company are carried on primarily through the Operating Partnership and the wholly owned subsidiaries of the Operating Partnership. At March 31, 2014, the Company had no assets other than cash and had not yet commenced operations.

The Company and the Operating Partnership commenced operations upon completion of the underwritten initial public offering of shares of the Company’s common stock (the “IPO”) on April 16, 2014. The IPO resulted in the sale of 3,800,000 shares of common stock at a price per share of $14.00 and generated gross proceeds of $53.2 million. The aggregate net proceeds to the Company, after deducting the underwriting discount and commissions and expenses payable by the Company, were approximately $48.0 million. The Company contributed the net proceeds from the IPO to the Operating Partnership in exchange for units of limited partnership interest in the Operating Partnership (“OP Units”).

Concurrently with the completion of the IPO, the Company’s predecessor business, FP Land LLC, a Delaware limited liability company (“FP Land”), merged with and into the Operating Partnership, with the Operating Partnership surviving (the “FP Land Merger”). The Operating Partnership issued 1,945,000 OP Units, having an aggregate value of $27.2 million, based on the IPO price per share of the Company's common stock, as consideration for the merger to Pittman Hough Farms LLC (“Pittman Hough Farms”), which was the sole member of FP Land and is 75% owned by Paul A. Pittman, the Company’s Executive Chairman, President and Chief Executive Officer. As a result of the FP Land Merger, the Operating Partnership succeeded to the business and operations of FP Land, including FP Land’s 100% fee simple interest in a portfolio of 38 farms and three grain storage facilities (collectively, the “Properties”). Upon completion of the IPO and the FP Land Merger, the Company owned approximately 67.4% of the OP Units in the Operating Partnership.

The Company intends to elect and qualify to be taxed as a real estate investment trust (“REIT”) under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its short taxable year ending December 31, 2014.

The accompanying balance sheets of the Company do not reflect the IPO or the FP Land Merger because those transactions occurred after March 31, 2014.

1. Organization

        Farmland Partners Inc. (the "Company") was incorporated in Maryland on September 27, 2013. The Company has not had any corporate activity since its formation. The Company is the general partner and majority owner of Farmland Partners Operating Partnership, LP (the "Operating Partnership"), which was formed in Delaware on September 27, 2013. The Company's predecessor business, FP Land LLC, a Delaware limited liability company ("FP Land"), is engaged in the ownership of farmland and property related to farming in agricultural markets in Illinois, Nebraska and Colorado. As of December 31, 2013, FP Land owned or had a controlling interest in a portfolio of 38 farms, as well as three grain storage facilities (collectively, the "Properties").

        The Company has filed a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed underwritten initial public offering (the "Offering") of its common stock. Substantially concurrently with the consummation of the Offering, which is expected to be completed in 2014, FP Land will merge (the "FP Land Merger") with and into the Operating Partnership, with the Operating Partnership surviving. The FP Land Merger will enable the Company to: (1) consolidate the ownership of the Company's property portfolio under the Operating Partnership; (2) facilitate the Offering; and (3) qualify as a real estate investment trust ("REIT") for U.S. federal income tax purposes commencing with its short taxable year ending December 31, 2014. The Company will not have any operating activity until the completion of the Offering and consummation of the FP Land Merger.

        The operations of the Company will be carried on primarily through the Operating Partnership. It is the intent of the Company to elect and qualify to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its short taxable year ending December 31, 2014. As a result of the FP Land Merger, the Operating Partnership will acquire indirect 100% ownership of interests in the Properties, and will assume certain real estate debt (which is expected to be repaid with the net proceeds from the Offering) in exchange for the issuance to the equity owners of FP Land of units of limited partnership interest in the Operating Partnership. The Company will be self-administered and self-managed.